SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 22 – SEGMENT INFORMATION

All of the activity of the Company in 2015 and 2016 related to the Research & Development segment. Commencing 2017, the Company has two segments, Commercial Operations and Research & Development. In line with the reporting to the Chief Executive Officer, the performance of these segments is reviewed at sales, revenues and operating loss levels. The Commercial Operations segment covers all areas relating to the commercial sales and operating expenses directly related to that activity and is being performed by the Company’s U.S. subsidiary. The Research and Development segment includes all activities related to the research and development of therapeutic candidates and is being performed by the Company. There is no segmentation of the Statements of Financial Position. Charges such as depreciation, impairment and other non-cash expenses are charged to the relevant segment.

a.   Segment information

	Year Ended December 31
	2017
	Commercial Operation	Research And Development	Consolidated
	U.S. dollars in thousands
Net revenues	4,007	—	4,007
Cost of revenues	2,126	—	2,126
Gross profit	1,881	—	1,881
Research and development expenses, net	—	32,969	32,969
Selling, marketing, and business development expenses	10,520	1,494	12,014
General and administrative expenses	2,680	5,345	8,025
Other expenses	—	845	845
Operating loss	11,319	40,653	51,972

b.   Major customers

The percentages of total net revenues for the year ended December 31, 2017 from one customer were 59% and from another customer were 19%. The Company’s revenues were entirely in the U.S. and the payment terms for all customers are 30 to 60 days.